SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SEGMENT REPORTING
Schedule of Segment information

	For the Three Months Ended March 31,
	2026	2025
Revenue by type:
Systems	$980,139	$948,039
Services	118,958	168,254
Lease	91,500	101,760
Total revenues	$1,190,597	$1,218,053
Cost of sales:	688,262	784,894
Gross profit:	502,335	433,159
Depreciation and amortization:	69,728	87,930
Revenues by geography
Canada	233,678	208,057
United States	395,195	413,155
Australia	66,267	185,480
Other	495,457	411,361
Total geography and consolidated revenues	$1,190,597	$1,218,053
Segment capital expenditures	$(3,550)	$(11,429)
Segment total assets	$5,150,557	$4,221,802
20.

	2025	2024
Revenue by Type:
Systems	$5,083,641	$4,443,978
Services	376,603	348,858
Lease	350,260	775,444
Total Revenues	$5,810,504	$5,568,280
Cost of sales:	$3,720,224	$3,611,850
Gross Profit:	$2,090,281	$1,956,430
Depreciation and Amortization:	$317,025	$421,919
Revenues by Geography
Canada	$1,065,471	$1,758,548
United States	1,922,219	956,101
Australia	621,274	878,362
Other	2,201,540	1,975,269
Total geography and consolidated revenues	$5,810,504	$5,568,280
Segment capital expenditures	$50,328	$10,646
Segment total assets	$5,857,716	$6,789,095